Summary of significant accounting policies - Other intangible assets useful lives (Details)	11 Months Ended
Dec. 31, 2019
Patents
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, estimated useful lives	20 years
Software licenses | Minimum
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, estimated useful lives	3 years
Software licenses | Maximum
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, estimated useful lives	5 years